Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Revenue [abstract]
Summary of Disaggregated Revenue
i)
Disaggregated revenue

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Revenue
Sale of oilfield equipment products
Specialty connectors and pipes	143,091	113,531	5,114	48,581
Surface wellhead and Christmas tree	8,675	6,750	3,017	3,840
	151,766	120,281	8,131	52,421
Rendering of premium threading and other ancillary services
Premium threading services	36,832	31,088	7,625	33,549
Other ancillary services	15,009	11,898	2,426	11,492
	51,841	42,986	10,051	45,041
	203,607	163,267	18,182	97,462

Timing of revenue recognition
Products transferred at a point in time	151,766	120,281	8,131	52,421
Services transferred at a point in time	51,841	42,986	10,051	45,041
	203,607	163,267	18,182	97,462
Revenue by geographic location
Saudi Arabia	141,084	112,015	3,544	46,633
Singapore	19,407	19,011	4,577	18,094
Malaysia	15,265	11,102	3,402	12,976
Thailand	11,399	7,603	2,367	8,861
Indonesia	13,555	11,154	3,740	8,664
Others	2,897	2,382	552	2,234
	203,607	163,267	18,182	97,462

Summary of Contract Assets
ii)
Contract assets

Contract assets primarily relate to the Predecessor and the Successor’s right for consideration for work completed.

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Balance at beginning of period	1,730	225	1,364	672
Transferred to trade receivables	(1,730)	(225)	(1,364)	(672)
Recognized as revenue	983	1,730	225	1,364
Balance at end of period	983	1,730	225	1,364